Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of operating revenue segments

	Revenue	Costs	Margin
June 30, 2012
Segments:
Metal Cutting	$274,290	$183,208	$91,082
License Fees	46,666	-	46,666
Unit Sales	-	-	-
	$320,956	$183,208	$137,748

June 30, 2011
Segments:
Metal Cutting	$48,184	$35,596	$12,588
License Fees	96,666	-	96,666
Unit Sales	-	-	-
	$144,850	$35,596	$109,254

	Revenue	Costs	Margin

December 31, 2011
Segments:
Unit Sales	$-	$-	$-
License Fees	243,332	-	243,332
Metal Cutting	138,560	42,946	95,614
	$381,892	$42,946	$338,946

December 31, 2010
Segments:
Unit Sales	$1,855,000	$658,637	$1,196,363
License Fees	146,666	-	146,666
Metal Cutting	34,572	71,308	(36,736)
	$2,036,238	$729,945	$1,306,293